Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 399	$ 410
Long-term receivables	599	430
Derivative assets	73	224
Publicly-traded and privately-held investments	1,198	877
Investments	246	225
Other	122	123
Total other non-current assets	$ 2,637	$ 2,289